Quarterly Report
April 30, 2019
MFS®  Global High Yield Fund

Portfolio of Investments
4/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 31.7%
Apparel Manufacturers – 0.3%
PVH Corp., 3.125%, 12/15/2027	EUR	720,000	$851,895
Asset-Backed & Securitized – 0.0%
Lehman Brothers Commercial Conduit Mortgage Trust, 1.118%, 2/18/2030 (i)		$24,910	$1
Automotive – 0.6%
LKQ European Holdings B.V., 3.625%, 4/01/2026 (n)	EUR	350,000	$410,170
LKQ Italia Bondco S.p.A., 3.875%, 4/01/2024		1,155,000	1,413,658
			$1,823,828
Broadcasting – 1.2%
Arqiva Broadcast Finance PLC, 6.75%, 9/30/2023	GBP	1,100,000	$1,541,980
United Group B.V., 4.375%, 7/01/2022 (n)	EUR	1,127,000	1,291,575
United Group B.V., 4.375%, 7/01/2022		285,000	326,618
WMG Acquisition Corp., 4.125%, 11/01/2024		495,000	580,731
			$3,740,904
Building – 0.8%
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		$1,264,000	$1,216,600
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		1,355,000	1,373,631
			$2,590,231
Business Services – 0.4%
Worldpay Finance PLC, 3.75%, 11/15/2022	EUR	1,019,000	$1,268,082
Cable TV – 2.4%
Altice Financing S.A., 7.5%, 5/15/2026 (n)		$525,000	$532,875
Unitymedia Hessen NRW GmbH, 6.25%, 1/15/2029	EUR	1,525,500	1,909,477
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		$200,000	207,000
Videotron Ltd., 5.375%, 6/15/2024 (n)		1,590,000	1,669,500
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		485,000	493,347
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,456,000	1,506,960
Ziggo Bond Co. B.V., 3.75%, 1/15/2025	EUR	1,000,000	1,155,705
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		$265,000	265,000
			$7,739,864
Chemicals – 2.0%
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$1,664,000	$1,713,920
Eurochem Finance DAC, 5.5%, 3/13/2024 (n)		955,000	967,530
OCI N.V., 5%, 4/15/2023	EUR	600,000	710,040
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		$951,000	1,042,855
SPCM S.A., 2.875%, 6/15/2023	EUR	1,367,000	1,546,719
Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026 (n)		350,000	402,739
Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026		130,000	149,589
			$6,533,392
Conglomerates – 0.9%
Blitz F18-674 GmbH, 6%, 7/30/2026	EUR	1,100,000	$1,283,110
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,555,000	1,494,744
			$2,777,854
Construction – 0.3%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)(n)		$150,000	$24,375
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)		291,000	47,288
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		1,639,000	245,850
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		915,000	139,538

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – continued
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		$515,000	$524,012
			$981,063
Consumer Products – 0.4%
Coty, Inc., 4.75%, 4/15/2026 (n)	EUR	870,000	$979,451
Energizer Gamma Acquisition B.V. , 4.625%, 7/15/2026		395,000	455,827
			$1,435,278
Containers – 0.5%
ARD Finance S.A., 6.625%, 9/15/2023	EUR	160,000	$181,972
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$1,359,000	1,373,269
			$1,555,241
Emerging Market Quasi-Sovereign – 2.7%
CEMIG Geracao e Transmissao S.A., 9.25%, 12/05/2024 (n)		$1,450,000	$1,595,000
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028 (n)		1,000,000	1,038,816
Petrobras Global Finance B.V., 6.25%, 3/17/2024		500,000	537,725
Petrobras Global Finance B.V., 5.999%, 1/27/2028		1,753,000	1,794,634
Petrobras Global Finance B.V., 5.75%, 2/01/2029		1,138,000	1,140,845
Petrobras International Finance Co., 6.75%, 1/27/2041		510,000	519,185
PT Indonesia Asahan Aluminium (Persero), 5.71%, 11/15/2023 (n)		577,000	618,843
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		1,272,000	1,434,539
			$8,679,587
Emerging Market Sovereign – 1.8%
Federal Republic of Nigeria, 7.625%, 11/21/2025 (n)		$1,023,000	$1,091,909
Government of Ukraine, 8.994%, 2/01/2024 (n)		400,000	398,648
Government of Ukraine, 7.75%, 9/01/2024		1,258,000	1,201,415
Government of Ukraine, 7.375%, 9/25/2032 (n)		500,000	440,530
Republic of Argentina, 5.875%, 1/11/2028		1,833,000	1,267,520
Republic of South Africa, 4.875%, 4/14/2026		1,385,000	1,371,469
			$5,771,491
Energy - Independent – 0.0%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)		$1,000,000	$820
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)		528,000	148
			$968
Energy - Integrated – 0.3%
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		$999,000	$1,001,258
Financial Institutions – 1.9%
AnaCap Financial Europe S.A. SICAV-RAIF, FLR, 5% (EURIBOR - 3mo. + 5%), 8/01/2024	EUR	1,035,000	$983,733
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	1,405,000	1,791,813
Cabot Financial (Luxembourg) S.A. , 7.5%, 10/01/2023		1,050,000	1,388,632
Intertrust Group B.V., 3.375%, 11/15/2025	EUR	1,050,000	1,230,675
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		$740,000	780,034
			$6,174,887
Food & Beverages – 1.3%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$1,775,000	$1,823,813
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		570,000	577,125
JBS Investments GmbH, 7.25%, 4/03/2024 (z)		630,000	652,743
Marb Bondco PLC, 6.875%, 1/19/2025 (n)		1,076,000	1,068,468
			$4,122,149
Gaming & Lodging – 0.4%
Scientific Games International, Inc., 5.5%, 2/15/2026	EUR	1,095,000	$1,190,939

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – 0.4%
KAEFER Isoliertechnik GmbH & Co., 5.5%, 1/10/2024 (n)	EUR	1,060,000	$1,242,147
KAEFER Isoliertechnik GmbH & Co., 5.5%, 1/10/2024		150,000	175,775
			$1,417,922
International Market Quasi-Sovereign – 0.4%
Electricite de France S.A., 5.375% to 1/29/2025, FLR (EUR Swap Rate-5yr. + 3.794%) to 1/29/2045, (EUR Swap Rate - 5yr. + 4.544%) to 12/31/2049	EUR	1,100,000	$1,374,858
Major Banks – 0.9%
Barclays PLC, 8% to 12/15/2020, FLR (EUR Swap Rate - 5yr. + 6.75%) to 12/31/2049	EUR	1,645,000	$2,004,166
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		$910,000	940,017
			$2,944,183
Medical & Health Technology & Services – 0.2%
IQVIA Holdings, Inc., 3.25%, 3/15/2025	EUR	645,000	$735,945
Metals & Mining – 1.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$141,225
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		400,000	396,200
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		205,000	216,275
KME AG, 6.75%, 2/01/2023	EUR	1,290,000	1,397,092
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		$390,000	327,600
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		1,315,000	1,278,837
Vale S.A., 6.25%, 8/10/2026		845,000	922,740
			$4,679,969
Midstream – 0.3%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$1,052,000	$1,123,010
Oil Services – 0.1%
Shelf Drill Holdings Ltd., 8.25%, 2/15/2025 (n)		$485,000	$475,300
Other Banks & Diversified Financials – 0.3%
Kazkommertsbank JSC, 5.5%, 12/21/2022		$1,025,675	$1,027,591
Pharmaceuticals – 0.8%
Grifols S.A., 3.2%, 5/01/2025	EUR	1,680,000	$1,920,232
Rossini S.a r.l., 6.75%, 10/30/2025 (n)		310,000	374,987
Rossini S.a r.l., 6.75%, 10/30/2025		213,000	257,652
			$2,552,871
Pollution Control – 0.4%
Aegea Finance S.à r.l., 5.75%, 10/10/2024 (n)		$1,304,000	$1,308,564
Restaurants – 0.4%
Stonegate Pub Co. Financing PLC, 4.875%, 3/15/2022	GBP	1,085,000	$1,434,124
Retailers – 0.8%
3AB Optique Developpement S.A.S, 4%, 10/01/2023	EUR	1,200,000	$1,365,356
Dufry Finance S.C.A., 4.5%, 8/01/2023		1,080,000	1,251,195
			$2,616,551
Supermarkets – 0.5%
Eurotorg LLC Via Bonitron DAC, 8.75%, 10/30/2022 (n)		$1,547,000	$1,605,013

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.1%
Altice France S.A., 8.125%, 2/01/2027 (n)		$405,000	$423,225
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		790,000	804,812
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		400,000	283,280
Digicel Group Ltd., 6.75%, 3/01/2023		341,000	241,496
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		1,486,000	1,456,280
SFR Group S.A., 7.375%, 5/01/2026 (n)		420,000	425,513
			$3,634,606
Transportation - Services – 2.2%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		$1,057,000	$1,107,207
Heathrow Finance PLC, 3.875%, 3/01/2027	GBP	1,440,000	1,815,268
Navios South American Logistics, Inc., 7.25%, 5/01/2022		$335,000	307,363
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		990,000	908,325
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)		663,000	671,294
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)		1,580,000	1,688,546
Topaz Marine S.A., 9.125%, 7/26/2022 (n)		259,000	263,553
Topaz Marine S.A., 9.125%, 7/26/2022		222,000	225,903
			$6,987,459
Utilities - Electric Power – 3.2%
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		$1,250,000	$1,237,588
Drax Finco PLC, 6.625%, 11/01/2025 (n)		590,000	595,900
Genneia S.A., 8.75%, 1/20/2022 (n)		736,000	582,912
Genneia S.A., 8.75%, 1/20/2022		699,000	553,608
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)		1,749,000	1,705,275
Light S.A., 7.25%, 5/03/2023 (n)		946,000	960,190
LLPL Capital Pte. Ltd., 6.875%, 2/04/2039 (n)		330,000	356,054
MSU Energy Group (Rio Energy S.A./UGEN S.A./Uensa S.A.), 6.875%, 2/01/2025 (n)		811,000	529,178
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		1,149,600	1,144,580
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		398,115	396,376
Stoneway Capital Corp., 10%, 3/01/2027 (n)		1,612,230	1,378,456
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		886,000	886,000
			$10,326,117
Total Bonds			$102,482,995
Common Stocks – 0.1%
Energy - Independent – 0.1%
Frontera Energy Corp.		26,510	$234,197
Investment Companies (h) – 68.0%
Bond Funds – 62.9%
MFS High Yield Pooled Portfolio (v)		22,214,604	$203,263,630
Money Market Funds – 5.1%
MFS Institutional Money Market Portfolio, 2.48% (v)		16,422,770	$16,422,769
Total Investment Companies			$219,686,399

Other Assets, Less Liabilities – 0.2%			743,765
Net Assets – 100.0%			$323,147,356
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $219,686,399 and $102,717,192, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $53,029,063, representing 16.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	11/20/15	$986,320	$820
Afren PLC, 6.625%, 12/09/2020	11/20/15	515,241	148
JBS Investments GmbH, 7.25%, 4/03/2024	4/25/19	652,011	652,743
Total Restricted Securities			$653,711
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	1,256,625	USD	1,409,743	Brown Brothers Harriman	7/12/2019	$8,607
USD	36,270,664	EUR	31,927,277	Merrill Lynch International	7/12/2019	234,397
USD	7,625,119	GBP	5,810,345	Deutsche Bank AG	7/12/2019	19,673
USD	177,788	GBP	135,313	JPMorgan Chase Bank N.A.	7/12/2019	670
						$263,347
Liability Derivatives
EUR	1,377,449	USD	1,561,166	Brown Brothers Harriman	7/12/2019	$(6,442)
EUR	400,391	USD	454,666	HSBC Bank	7/12/2019	(2,744)
EUR	667,041	USD	754,038	JPMorgan Chase Bank N.A.	7/12/2019	(1,150)
EUR	288,179	USD	325,999	Merrill Lynch International	7/12/2019	(732)
						$(11,068)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	49	$6,059,922	June – 2019	$(50,452)
At April 30, 2019, the fund had cash collateral of $56,350 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$234,197	$—	$—	$234,197
Non-U.S. Sovereign Debt	—	15,825,935	—	15,825,935
U.S. Corporate Bonds	—	7,815,234	—	7,815,234
Commercial Mortgage-Backed Securities	—	1	—	1
Foreign Bonds	—	78,841,825	—	78,841,825
Mutual Funds	219,686,399	—	—	219,686,399
Total	$219,920,596	$102,482,995	$—	$322,403,591
Other Financial Instruments
Futures Contracts - Liabilities	$(50,452)	$—	$—	$(50,452)
Forward Foreign Currency Exchange Contracts - Assets	—	263,347	—	263,347
Forward Foreign Currency Exchange Contracts - Liabilities	—	(11,068)	—	(11,068)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$204,178,389	$7,833,143	$13,337,206	$(1,700,393)	$6,289,697	$203,263,630
MFS Institutional Money Market Portfolio	9,716,557	23,947,104	17,241,877	232	753	16,422,769
	$213,894,946	$31,780,247	$30,579,083	$(1,700,161)	$6,290,450	$219,686,399
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$2,962,409	$—
MFS Institutional Money Market Portfolio	61,472	—
	$3,023,881	$—

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2019, are as follows:
United States	59.5%
United Kingdom	4.8%
Brazil	4.1%
Canada	3.3%
Netherlands	2.9%
Luxembourg	2.4%
France	2.4%
Germany	2.2%
South Africa	1.7%
Other Countries	16.7%
These issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. Percentages reflect exposure to the underlying fund holdings including cash & cash equivalents.